Borrowings (Details) - Schedule of short term and long term borrowings - CNY (¥) ¥ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Short-term borrowings
Short-term borrowings		¥ 30,800	¥ 15,000
Long-term borrowings
Long-term borrowings		5,580	6,780
Representing by:
Current portion of long-term borrowings		5,580	1,200
Non-current portion of long-term borrowings			5,580
China Construction Bank [Member]
Short-term borrowings
Short-term borrowings	[1]		15,000
China Resources Bank of Zhuhai Co., Ltd. [Member]
Short-term borrowings
Short-term borrowings	[2]	22,000
Secured loan 1 [Member]
Short-term borrowings
Short-term borrowings	[3]	800
Secured loan 2 [Member]
Short-term borrowings
Short-term borrowings	[4]	8,000
Shenzhen Rural Commercial Bank loan 1 [Member]
Long-term borrowings
Long-term borrowings	[5]	720	1,200
Shenzhen Rural Commercial Bank loan 2 [Member]
Long-term borrowings
Long-term borrowings	[6]	¥ 4,860	¥ 5,580

[1]	On April 23, 2019, UTime SZ entered into a credit agreement with China Construction Bank to borrow RMB15,000 as working capital for one year at an annual effective interest rate of 5.8%. The loan is secured by the office real estate owned by UTime SZ and accounts receivable equal to RMB22,500 owned by UTime SZ. The loan is also guaranteed by Mr. Bao and his spouse. The loan was repaid on May 9, 2020.
[2]	On November 13, 2020, UTime SZ entered into a credit agreement with China Resources Bank of Zhuhai Co., Ltd., according to which China Resources Bank of Zhuhai Co., Ltd. agreed to provide Utime SZ with a credit facility of up to RMB22,000 with a two-year team from November 13, 2020 to November 13, 2022. On November 18, 2020, UTime SZ entered into a working capital loan agreement with China Resources Bank of Zhuhai Co., Ltd. to borrow RMB22,000 as working capital for one year at an annual effective interest rate of 5.5%. The loan is secured by the office owned by UTime SZ and guaranteed by UTime GZ, Mr. Bao and his spouse.
[3]	In July 2020, UTime GZ and TCL Commercial Factoring (Shenzhen) Company Limited (“TCL Factoring”) executed a factoring agreement, pursuant to which UTime GZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. In July 2020, UTime GZ obtained a loan under this factoring contract at the amount of RMB1,800 by factoring the receivables due from Huizhou TCL Mobile Communication Company Limited (“TCL Huizhou”) between January 1, 2020 and July 1, 2021, the annual effective interest rate of which is 8.0%. The loan was repaid in January 2021. TCL Factoring has the right of recourse to UTime GZ, and as a result, these transactions were recognized as secured borrowings. UTime GZ agreed to pledge to TCL Factoring its accounts receivable from TCL Huizhou between January 1, 2020 and July 1, 2021. This credit facility was also guaranteed respectively by Mr. Bao and UTime SZ, each for an amount up to RMB4,000. UTime GZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring. In January 2021, UTime GZ obtained a loan of RMB800.
[4]	In November 2020, UTime SZ and TCL Factoring executed a factoring agreement, pursuant to which UTime SZ received a revolving credit facility and may submit unlimited number of loan applications, so long as, among other conditions, the balance of the loan does not exceed the credit line. During December 2020 to February 2021, UTime SZ obtained loans under the factoring agreement at the total amount of RMB8,000 by factoring the receivables due from TCL Huizhou between November 17, 2019 and November 17, 2022, the annual effective interest rate of which is 8.0%. TCL Factoring has the right of recourse to UTime SZ, and as a result, these transactions were recognized as secured borrowings. UTime SZ agreed to pledge to TCL Factoring its accounts receivable from TCL Huizhou between November 17, 2019 and November 17, 2022. This credit facility was also guaranteed respectively by Mr. Bao and UTime GZ, each for an amount up to RMB20,000. UTime SZ agreed not to withdraw, utilize or dispose the accounts receivables paid to it by TCL Huizhou without the prior consent of TCL Factoring.
[5]	On August 1, 2018, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB2,000 for a term of 3 years, which is payable at monthly installment of RMB40 from August 21, 2018 to August 8, 2021, with a balloon payment of the remaining balance in the last installment. The loan was pledged by 30% of equity interests of UTime SZ owned by Mr. Bao and is also guaranteed by Mr. Bao. On March 19, 2019, the pledged equity interests of UTime SZ was released and replaced by deposit of RMB500 as restricted cash with the bank to secure the loan. RMB480 and RMB480 were repaid by UTime SZ during year ended March 31, 2020 and 2021, respectively. As of March 31, 2020 and 2021, the balance of the loan are RMB1,200 and RMB720, respectively. Out of the total outstanding loan balance, current portion amounted were RMB480 and RMB720 as of March 31, 2020 and 2021, respectively, which are presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB720 and RMB nil are presented as non-current liabilities in the consolidated balance sheet as of March 31, 2020 and 2021, respectively.
[6]	On August 1, 2018, UTime SZ entered into a credit agreement with Shenzhen Rural Commercial Bank to borrow RMB6,000 for a term of 3 years, which is payable at monthly installment of RMB60 from September 21, 2019 to August 20, 2021, with a balloon payment of the remaining balance in the last installment. The loan is secured by real estate owned by Mr. Bao and guaranteed by Mr. Bao. RMB420 and RMB720 were repaid by UTime SZ during year ended March 2020 and 2021, respectively. As of March 31, 2020 and 2021, the balance for this loan is RMB5,580 and RMB4,860, respectively. Out of the total outstanding loan balance, current portion amounted were RMB720 and RMB4,860 as of March 31, 2020 and 2021, respectively, which are presented as current liabilities in the consolidated balance sheet and the remaining balance of RMB4,860 and RMB nil are presented as non-current liabilities in the consolidated balance sheet as of March 31, 2020 and 2021, respectively.